Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy $ in Thousands	Mar. 31, 2024 USD ($)
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	$ 34,187
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	14
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	34,173
Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	728
Convertible 12% Promissory Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible 12% Promissory Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible 12% Promissory Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	728
Private Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	803
Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	803
Working Capital Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	89
Working Capital Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Working Capital Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Working Capital Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	89
PIPE Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	19,704
PIPE Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
PIPE Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
PIPE Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	19,704
Convertible Bridge Loan Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	1,822
Convertible Bridge Loan Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible Bridge Loan Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible Bridge Loan Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	1,822
Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	942
Convertible 12% Promissory Note Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible 12% Promissory Note Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Convertible 12% Promissory Note Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	942
Forward Purchase Derivative Liability [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	10,085
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	10,085
Consideration Shares [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	14
Consideration Shares [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total	14
Consideration Shares [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total
Consideration Shares [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy [Line Items]
Liabilities measured at fair value, Total